Note Fair value measurement (Assets and liabilities measured at fair value on a recurring basis) (Detail) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Available For Sale Securities		$ 10,178,738	[1]	$ 8,209,806	[2]
Trading Securities		43,187		59,805
Mortgage servicing rights		168,031		196,889		$ 211,405
Derivatives		16,719		14,094
US Treasury Securities
Assets
Available For Sale Securities		3,928,164		2,136,620
Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		608,933		711,850
Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		6,609		22,771
Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		943,753		1,221,526
Mortgage Backed Securities
Assets
Available For Sale Securities		4,688,662		4,105,332
Equity securities
Assets
Available For Sale Securities		1,815		2,122
Other
Assets
Available For Sale Securities		802		9,585
Level 1
Assets
Available For Sale Securities	[3]	503,385		0
Trading Securities	[3]	261		0
Mortgage servicing rights		0		0
Derivatives		0		0
Liabilities
Derivatives		0		0
Contingent consideration		0		0
Level 2
Assets
Available For Sale Securities	[3]	9,674,065		8,208,414
Trading Securities	[3]	41,645		53,118
Mortgage servicing rights		0		0
Derivatives		16,719		14,094
Liabilities
Derivatives		(14,431)		(12,842)
Contingent consideration		0		0
Level 3
Assets
Available For Sale Securities	[3]	1,288		1,392
Trading Securities	[3]	1,101		6,678
Mortgage servicing rights		168,031		196,889
Derivatives		0		0
Liabilities
Derivatives		0		0
Contingent consideration		(164,858)		(153,158)
Fair Value, Measurements, Recurring
Assets
Available For Sale Securities		10,178,738		8,209,806
Trading Securities		43,007		59,796
Mortgage servicing rights		168,031		196,889
Derivatives		16,719		14,094
Total		10,406,495		8,480,585
Liabilities
Derivatives		(14,431)		(12,842)
Contingent consideration		(164,858)		(153,158)
Total		(179,289)		(166,000)
Fair Value, Measurements, Recurring | US Treasury Securities
Assets
Available For Sale Securities		3,928,164		2,136,620
Fair Value, Measurements, Recurring | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		608,933		711,850
Fair Value, Measurements, Recurring | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		6,609		22,771
Trading Securities		159		1,164
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		943,753		1,221,526
Fair Value, Measurements, Recurring | Mortgage Backed Securities
Assets
Available For Sale Securities		4,688,662		4,105,332
Trading Securities		29,280		42,746
Fair Value, Measurements, Recurring | Equity securities
Assets
Available For Sale Securities		1,815		2,122
Fair Value, Measurements, Recurring | Other
Assets
Available For Sale Securities		802		9,585
Trading Securities		13,039		14,565
Fair Value, Measurements, Recurring | Collateralized Mortgage Obligations
Assets
Trading Securities		529		1,321
Fair Value, Measurements, Recurring | Level 1
Assets
Available For Sale Securities		503,385		0
Trading Securities		261		0
Mortgage servicing rights		0		0
Derivatives		0		0
Total		503,646		0
Liabilities
Derivatives		0		0
Contingent consideration		0		0
Total		0		0
Fair Value, Measurements, Recurring | Level 1 | US Treasury Securities
Assets
Available For Sale Securities		503,385		0
Fair Value, Measurements, Recurring | Level 1 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Mortgage Backed Securities
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 1 | Other
Assets
Available For Sale Securities		0		0
Trading Securities		261		0
Fair Value, Measurements, Recurring | Level 1 | Collateralized Mortgage Obligations
Assets
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 2
Assets
Available For Sale Securities		9,674,065		8,208,414
Trading Securities		41,645		53,118
Mortgage servicing rights		0		0
Derivatives		16,719		14,094
Total		9,732,429		8,275,626
Liabilities
Derivatives		(14,431)		(12,842)
Contingent consideration		0		0
Total		(14,431)		(12,842)
Fair Value, Measurements, Recurring | Level 2 | US Treasury Securities
Assets
Available For Sale Securities		3,424,779		2,136,620
Fair Value, Measurements, Recurring | Level 2 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		608,933		711,850
Fair Value, Measurements, Recurring | Level 2 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		6,609		22,771
Trading Securities		159		1,164
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		943,753		1,221,526
Fair Value, Measurements, Recurring | Level 2 | Mortgage Backed Securities
Assets
Available For Sale Securities		4,687,374		4,103,940
Trading Securities		29,237		37,991
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets
Available For Sale Securities		1,815		2,122
Fair Value, Measurements, Recurring | Level 2 | Other
Assets
Available For Sale Securities		802		9,585
Trading Securities		12,249		13,963
Fair Value, Measurements, Recurring | Level 2 | Collateralized Mortgage Obligations
Assets
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 3
Assets
Available For Sale Securities		1,288		1,392
Trading Securities		1,101		6,678
Mortgage servicing rights		168,031		196,889
Derivatives		0		0
Total		170,420		204,959
Liabilities
Derivatives		0		0
Contingent consideration		(164,858)		(153,158)
Total		(164,858)		(153,158)
Fair Value, Measurements, Recurring | Level 3 | US Treasury Securities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Obligations of U.S. Government sponsored entities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Obligations of Puerto Rico, States and political subdivisions
Assets
Available For Sale Securities		0		0
Trading Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations - Federal agencies
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Mortgage Backed Securities
Assets
Available For Sale Securities		1,288		1,392
Trading Securities		43		4,755
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets
Available For Sale Securities		0		0
Fair Value, Measurements, Recurring | Level 3 | Other
Assets
Available For Sale Securities		0		0
Trading Securities		529		602
Fair Value, Measurements, Recurring | Level 3 | Collateralized Mortgage Obligations
Assets
Trading Securities		$ 529		$ 1,321

[1]
Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

[2]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[3]	Refer to Note 31 to the C onsolidated F inancial S tatements for the fair value by class of financial asset and its hierarchy level.